Form N-1A Cover	Feb. 09, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE 2023 ETF SERIES TRUST
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 09, 2026
Prospectus Date	Feb. 09, 2026